ACCUMULATED OTHER COMPREHENSIVE INCOME AMOUNT RECLASSIFIED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (237)	$ 0	$ 0
Realized gains and losses on securities available for sale	(1,258)	569	(759)
Amortization of prior service cost	(10)	302	413
Recognized net actuarial loss	(737)	(1,636)	(2,611)
Other Comprehensive Income, Reclassification, Amortization of Defined Benefit Plans items, Pre-tax	(747)	(1,334)	(2,198)
Total reclassifications for the period, before tax	$ (2,242)	$ (765)	$ (2,957)